Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 22, 2013

to the Statutory Prospectus for Class A Shares of Allianz Funds Multi-Strategy Trust

Dated April 2, 2012 (as revised January 28, 2013) (as supplemented thereafter)

Disclosure Relating to the AllianzGI Focused Opportunity Fund

Liquidation of the Fund

Effective on or about April 19, 2013 (the “Liquidation Date”), AllianzGI Focused Opportunity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after any dividend distributions that may be required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions beginning five (5) business days prior to the Liquidation Date, including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares — Selling Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds Multi-Strategy Trust (the “Trust”) or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

As of April 12, 2013, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders, and shareholders of other series of the Trust or of Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated March 22, 2013

to the Statutory Prospectus for Institutional Class Shares Allianz Funds Multi-Strategy Trust

Dated April 2, 2012 (as revised January 28, 2013) (as supplemented thereafter)

Disclosure Relating to the AllianzGI Focused Opportunity Fund

Liquidation of the Fund

Effective on or about April 19, 2013 (the “Liquidation Date”), AllianzGI Focused Opportunity Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after any dividend distributions that may be required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares — Redemptions of Shares Held Directly with the Trust” and “How to Buy and Sell Shares — Redemptions of Shares Held Through Intermediaries or Financial Service Firms,” as appropriate, in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds Multi-Strategy Trust (the “Trust”) or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Any gain or loss will be a capital gain or loss for shareholders who hold their shares as capital assets. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

As of April 12, 2013, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders, and shareholders of other series of the Trust or of Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund as described in the Prospectus under “How to Buy and Sell Shares — Exchange Privilege.”

The Board of Trustees and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please retain this Supplement for future reference.